STOCKHOLDERS EQUITY (Tables)	12 Months Ended
Dec. 31, 2021
STOCKHOLDERS' EQUITY
Schedule of common stock reserved for future issuance

	December 31,
	2021	2020
Convertible preferred stock	—	277,968,597
Outstanding stock options	21,624,447	5,787,185
Outstanding Public Warrants	11,039,957	—
Outstanding Private Warrants	8,693,333	—
Remaining shares available for future issuance under 2019 Stock Option and Grant Plan	—	35,164,238
Remaining shares available for future issuance under 2021 Stock Option and Incentive Plan	59,353,357	—
Shares available for grant under 2021 Employee Stock Purchase Plan	4,876,326	—
Total shares of common stock reserved	105,587,420	318,920,020